notes to consolidated financial statements (Details)	12 Months Ended
Dec. 31, 2025
TELUS Communications Inc.
Consolidation
Percent ownership	100.00%
TELUS Health Inc.,
Consolidation
Percent ownership	100.00%
Telus International (Cda) Inc.
Consolidation
Percent ownership	100.00%